Label	Element	Value
Aristotle Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aristotle Growth Equity Fund Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. If these fees were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended March 31, 2022, the portfolio turnover rate of PF Growth Fund (the “Predecessor Fund”) was 10% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of yourshares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of yourshares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities. The Fund’s investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks, depository receipts, shares of publicly traded real estate investment trusts (“REITs”), warrants and rights. The Fund’s investments in depository receipts may include American, European and Global Depository Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. Although the Fund may invest in companies of any market capitalization and from any country, it invests primarily in large U.S. companies. The Fund’s sub-adviser applies its investment process to a universe of companies with market capitalizations in excess of $2 billion at initial investment.
In pursuing the Fund’s investment goal, the Fund’s sub-adviser, employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The sub-adviser seeks to identify companies that it believes are positioned to benefit from one or more of the following: (i) shifts in industry spending, government spending and consumer trends; (ii) gains in market share from innovative products and strong intellectual property; and (iii) cyclical trends in the industry in which they operate and capable management that can take advantage of those trends. The Fund is typically composed of companies that, in the aggregate, result in a portfolio that displays growth characteristics. At times, the Fund’s assets may be invested in securities of relatively few industries or sectors. The Fund is benchmarked to the Russell 1000® Growth Index.
The sub-adviser will normally sell a security when it believes the price is unlikely to go higher, the company’s fundamentals have changed, or in the course of adjusting the Fund’s emphasis on a particular industry. The sub-adviser may also decide to sell a security to pursue more attractive investments for the Fund, to raise cash for redemptions of Fund shares or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

•	Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•	Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
•	Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•	Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•	Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.
•	Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region.
•	Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•	Technology Sector Risk: Technology companies face several risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign markets risk.
•	Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations.
MFS Investment Management served as the sub-adviser to the Predecessor Fund from May 1, 2013, up to the date of the Reorganization. Aristotle Atlantic Partners, LLC (“Aristotle Atlantic”) serves as sub-adviser for the Fund. Aristotle Atlantic employs a different investment approach than the Predecessor Fund’s sub-adviser and the Fund’s principal investment strategies are different than the Predecessor Fund. If the Fund’s current sub-adviser and strategies had been in place for prior periods, the performance information shown below would have been different.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).
The bar chart and performance figures below reflect the historical performance of the Predecessor Fund’s Class P shares. The performance figures for periods prior to April 17, 2023 have not been adjusted to reflect fees and expenses of Class I shares of the Fund, respectively. If these returns had been adjusted, then performance for the share classes would be different than the returns shown below due to differences in their fee and expense structures.
MFS Investment Management began managing the Predecessor Fund on May 1, 2013, and some of its investment policies changed at that time. Another firm managed the Predecessor Fund before that date.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-ARISTTL (844-274-7885)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	aristotlefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 25.05%; Q2 2022: (19.54%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The bar chart and performance figures below reflect the historical performance of the Predecessor Fund’s Class P shares. The performance figures for periods prior to April 17, 2023 have not been adjusted to reflect fees and expenses of Class I shares of the Fund, respectively.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Aristotle Growth Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	$ 72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	390
10 years	rr_ExpenseExampleYear10	871
1 year	rr_ExpenseExampleNoRedemptionYear01	72
3 years	rr_ExpenseExampleNoRedemptionYear03	224
5 years	rr_ExpenseExampleNoRedemptionYear05	390
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 871
Aristotle Growth Equity Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
2013	rr_AnnualReturn2013	33.41%
2014	rr_AnnualReturn2014	8.96%
2015	rr_AnnualReturn2015	7.30%
2016	rr_AnnualReturn2016	2.47%
2017	rr_AnnualReturn2017	31.37%
2018	rr_AnnualReturn2018	2.52%
2019	rr_AnnualReturn2019	38.51%
2020	rr_AnnualReturn2020	31.87%
2021	rr_AnnualReturn2021	23.34%
2022	rr_AnnualReturn2022	(31.24%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.54%)
1 year	rr_AverageAnnualReturnYear01	(31.24%)
5 years	rr_AverageAnnualReturnYear05	9.69%
10 years	rr_AverageAnnualReturnYear10	12.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2001
Aristotle Growth Equity Fund | (after taxes on distributions) | Class P
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(39.61%)
5 years	rr_AverageAnnualReturnYear05	4.44%
10 years	rr_AverageAnnualReturnYear10	9.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2001
Aristotle Growth Equity Fund | (after taxes on distributions and sale of Fund shares) | Class P
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(12.09%)
5 years	rr_AverageAnnualReturnYear05	8.05%
10 years	rr_AverageAnnualReturnYear10	10.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2001
Aristotle Growth Equity Fund | Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(29.14%)
5 years	rr_AverageAnnualReturnYear05	10.96%
10 years	rr_AverageAnnualReturnYear10	14.10%

[1]
The Management Fee consists of a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.55% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.15% of the average net assets of the class.

[2]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2025, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.70% for Class I. Aristotle Investment Services, LLC may not recoup these waivers in future periods.